STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Share issuance costs	$ 40	$ 20	$ 20